SCHEDULE OF INVENTORIES (Details)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Jun. 30, 2024 SGD ($)
Inventory Disclosure [Abstract]
Raw foods	$ 39,529	$ 54,005	$ 23,036